Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations (Unaudited)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 21
Cost of goods sold	0	0	0	0	0	(22)
Gross profit	0	0	0	0	0	(1)
Costs and expenses
Cost of goods sold	0	0	0	0	0	22
General and administrative	464	480	928	966	2,001	2,155
Professional fees	92	89	214	222	389	479
Depreciation and amortization	15	23	31	39	73	58
Total costs and expenses	571	592	1,173	1,227	2,463	2,692
Loss from operations	(571)	(592)	(1,173)	(1,227)	(2,463)	(2,693)
Gross profit	0	0	0	0	0	(1)
Other income	0	0	0	0	88	45
Net loss	(571)	(592)	(1,173)	(1,227)	(2,375)	(2,648)
Net loss attributable to non-controlling interest	$ (9)	$ (27)	(17)	(54)	(103)	(125)
Net loss attributable to the Company			$ (1,173)	$ (1,227)	$ (2,272)	$ (2,523)
Net loss per share
Earnings Per Share Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)
Earnings Per Share Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)
Total costs and expenses	$ 571	$ 592	$ 1,173	$ 1,227	$ 2,463	$ 2,692
Weighted average common shares outstanding
Basic	51,152,134	51,129,240	51,149,088	51,128,772	51,134,964,000	51,042,294,000
Diluted					51,134,964,000	51,042,294,000
Loss from operations	$ (571)	$ (592)	$ (1,173)	$ (1,227)	$ (2,463)	$ (2,693)
Net loss	(571)	(592)	(1,173)	(1,227)	$ (2,375)	$ (2,648)
Net loss attributable to the Company	$ (562)	$ (565)	$ (1,156)	$ (1,173)
Diluteds	51,152,134	51,129,240	51,149,088	51,128,772